UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [  ];  Amendment Number:

     This Amendment (Check only one):    [ ]    is a restatement.
                                         [ ]    adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:             Attractor Investment Management Inc.

Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison              Burlingame, California          August 14, 2007

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 19

Form 13F Information Table Value Total:            $241080
                                               (thousands)


List of Other Included Managers:                      None

                           Form 13F INFORMATION TABLE

Column 1                      Column 2  Column 3    Column 4       Column 5          Column 6    Column 7          Column 8
                              Title of                Value    Shrs Or  Sh/  Put/   Investment    Other        Voting Authority
Name of Issuer                 Class      Cusip     x($1000)   Prn Amt  Prn  Call   Discretion   Managers    Sole    Shared   None
AKAMAI TECHNOLOGIES INC         COM       00971T101     6545     134560  SH            SOLE         N/A     134560

APPLE INC                       COM       037833100    14518     118960  SH            SOLE         N/A     118960

ARUBA NETWORK INC               COM       043176106     1492      74220  SH            SOLE         N/A      74220

CISCO SYS INC                   COM       17275R102     8662     311030  SH            SOLE         N/A     311030

CONCUR TECHNOLOGIES INC         COM       206708109     2245      98240  SH            SOLE         N/A      98240

DELL INC                        COM       24702R101     1276      44680  SH            SOLE         N/A      44680

ENERNOC INC                     COM       292764107     8643     226680  SH            SOLE         N/A     226680

EQUINIX INC                     COM       29444U502     8340      91180  SH            SOLE         N/A      91180

FIRST SOLAR INC                 COM       336433107    22257     249268  SH            SOLE         N/A     249268

GOOGLE INC                      CL A      38259P508    21692      41500  SH            SOLE         N/A      41500

IKANOS COMMUNICATIONS           COM       45173E105     3209     421710  SH            SOLE         N/A     421710

KENEXA CORP                     COM       488879107     4628     122739  SH            SOLE         N/A     122739

LIMELIGHT NETWORKS INC          COM       53261M104     7122     360082  SH            SOLE         N/A     360082

OMNITURE INC                    COM       68212S109    23064    1006296  SH            SOLE         N/A    1006296

RIVERBED TECHNOLOGY INC         COM       768573107    14684     335104  SH            SOLE         N/A     335104

SALESFORCE COM INC              COM       79466L302    64221    1498394  SH            SOLE         N/A    1498394

SUNPOWER CORP                   COM       867652109     7015     111260  SH            SOLE         N/A     111260

VERISIGN INC                    COM       92343E102    14021     441880  SH            SOLE         N/A     441880

YAHOO INC                       COM       984332106     7446     274470  SH            SOLE         N/A     274470